FORM 13F

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  Form 13F-HR

                               Form 13F-HR COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment: | |; Amendment Number:

This Amendment (Check only one): | | is a restatement.
                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bares Capital Management, Inc.
Address: 221 W 6th Street, Suite 1225
         Austin, TX 78701

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian T Bares
Title:    President
Phone:    512-542-1083

Signature, Place, and Date of Signing:

/s/Brian T Bares
Brian T Bares        Austin, Texas          November 14, 2007



Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 50

Form 13F Information Table Value Total: $167,997
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE


                 COLUMN 1                 COLUMN 2 COLUMN 3  COLUMN 4 COLUMN 5 COLUMN 6           COLUMN 7  COLUMN 8
           -------------------            -----------------  -------- ---------------------------  ------   -------------------
                                                                               INVESTMENT                   VOTING AUTHORITY
                                                                               DISCRETION                   (SHARES)
                                                                        MARKET SHARED
                                                                         VALUE SOLE  SHARED OTHER            SOLE    SHARED    NONE
           SECURITY DESCRIPTION           CLASS    CUSIP       SHARES   ($000)  (A)   (B)    (C)     MGR      (A)     (B)       (C)

21st Century Insurance                    COM      90130N103     29260      644  X                             29260       0       0
AAON, Inc.                                COM      360206       896834    17695  X                            896834       0       0
Acadia Realty Trust                       COM      4239109       19000      515  X                             19000       0       0
Alaska Communications Systems             COM      01167P101     40000      578  X                             40000       0       0
AltiGen Communications Inc                COM      21489109      58100       91  X                             58100       0       0
American Financial Realty Trust           COM      02607P305     30000      242  X                             30000       0       0
American International Group              COM      26874107      12879      871  X                             12879       0       0
ATP Oil & Gas                             COM      00208J108      8455      398  X                              8455       0       0
AutoZone Inc.                             COM      53332102       4908      570  X                              4908       0       0
Berkshire Hathaway Inc                    CL A     84670108          5      593  X                                 5       0       0
Berkshire Hathaway Inc                    CL B     84670207        224      885  X                               224       0       0
Brookfield Asset Management Inc           COM      112585104     14427      555  X                             14427       0       0
Cam Commerce Solutions Inc                COM      131916108    393695    13480  X                            393695       0       0
Citigroup Inc                             COM      172967101     20379      951  X                             20379       0       0
Conagra Food Inc                          COM      205887102     10000      261  X                             10000       0       0
ConocoPhillips                            COM      20825C104     30000     2633  X                             30000       0       0
DATATRAK International Inc.               COM      238134100    699493     1994  X                            699493       0       0
Diamond Hill Investment Group Inc.        COM      25264R207    192853    15621  X                            192853       0       0
Greenlight Capital Re LTD                 CL A     G4095J109     19333      392  X                             19333       0       0
Hospitality Properties Trust              COM      44106M102     10600      431  X                             10600       0       0
Interactive Intelligence Inc.             COM      45839M103   1130644    21482  X                           1130644       0       0
International Assets Holding Corp         COM      459028106    861454    22182  X                            861454       0       0
iShares Trust                             US TIP B 464287176      2158      220  X                              2158       0       0
K-Swiss Inc                               CL A     482686102     29148      668  X                             29148       0       0
Kinder Morgan Energy Partner              LTD PTN  494550106      4600      227  X                              4600       0       0
Kinder Morgan Management LLC              SHS      49455U100      7272      340  X                              7272       0       0
Leucadia National Corp.                   COM      527288104     30610     1476  X                             30610       0       0
Level 3 Communications                    COM      52729N100     14500       67  X                             14500       0       0
Mediware Information Systems              COM      584946107    738100     4842  X                            738100       0       0
Microsoft Corp.                           COM      594918104     40532     1194  X                             40532       0       0
Morningstar, Inc.                         COM      617700109     30560     1876  X                             30560       0       0
National Retail Properties, Inc.          COM      637417106     14000      341  X                             14000       0       0
Occidental Petroleum                      COM      674599105     12000      769  X                             12000       0       0
Pfizer Inc.                               COM      717081103     10000      244  X                             10000       0       0
Sears Holdings Corp                       COM      812350106      6785      863  X                              6785       0       0
Select Comfort Corp                       COM      81616X103     49262      687  X                             49262       0       0
Specialty Underwriters Alliance           COM      84751T309   1259653     8818  X                           1259653       0       0
Stratasys Inc.                            COM      862685104    734716    20249  X                            734716       0       0
Tandy Leather Factory Inc.                COM      87538X105   1115473     7920  X                           1115473       0       0
Templeton Global Income Fund              COM      880198106     63292      613  X                             63292       0       0
Trailer Bridge                            COM      892782103     22499      288  X                             22499       0       0
Utah Medical Products                     COM      917488108    232670     7304  X                            232670       0       0
Vanguard Intl Eq Index                    EUR ETF  922042874      4902      383  X                              4902       0       0
Vanguard Intl Eq Index                    PAC ETF  922042866      4358      317  X                              4358       0       0
Vanguard Intl Eq Index                    E MT ETF 922042858      4552      472  X                              4552       0       0
Walgreens Co                              COM      931422109     19526      922  X                             19526       0       0
White Mountains Insurance Group           COM      G9618E107      1383      719  X                              1383       0       0
Winmark Corp                              COM      974250102    107654     2121  X                            107654       0       0
Winthrop Realty Trust, Inc                COM      976391102     95990      646  X                             95990       0       0
XCEL Energy Inc.                          COM      98389B100     16000      345  X                             16000       0       0